Trade and other receivables, net - Carrying Amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Trade and other receivables	$ 172,331	$ 197,506
US Dollar
Disclosure of financial assets [line items]
Trade and other receivables	37,131	52,342
Argentine Peso
Disclosure of financial assets [line items]
Trade and other receivables	45,520	42,896
Uruguay, Pesos
Disclosure of financial assets [line items]
Trade and other receivables	999	534
Brazilian Reais
Disclosure of financial assets [line items]
Trade and other receivables	$ 88,681	$ 101,734